UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21866

                                HIGHLAND FUNDS I
     --------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
     --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                        Highland Capital Management, L.P.
                               Two Galleria Tower
                           13455 Noel Road, Suite 800
                               DALLAS, TEXAS 75240
     --------------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (877) 665-1287
                                                       ---------------

                       Date of fiscal year end: AUGUST 31
                                                -----------------
                   Date of reporting period: FEBRUARY 28, 2007
                                             --------------------
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                            [LOGO OMITTED]
                                            HIGHLAND FUNDS
                                               managed by
                                     Highland Capital Management, L.P.





--------------------------------------------------------------------------------

Highland Funds I

--------------------------------------------------------------------------------


                                              Highland Equity Opportunities Fund







                         -----------------------------
                               Semi-Annual Report
                               February 28, 2007
                         -----------------------------

                [LOGO] HIGHLAND EQUITY OPPORTUNITIES FUND [LOGO]
--------------------------------------------------------------------------------

                                TABLE OF CONTENTS




   Fund Profile.........................................................   1
   Financial Statements ................................................   2
      Investment Portfolio .............................................   3
      Statement of Assets and Liabilities ..............................   4
      Statement of Operations ..........................................   5
      Statement of Changes in Net Assets ...............................   6
      Financial Highlights..............................................   7
      Notes to Financial Statements ....................................  10
      Additional Information ...........................................  14
   Important Information About This Report .............................  17


                Economic and market conditions change frequently.
  There is no assurance that the trends described in this report will continue or commence.

FUND PROFILE
--------------------------------------------------------------------------------
                                              HIGHLAND EQUITY OPPORTUNITIES FUND




--------------------------------------------
Objective
--------------------------------------------

    Highland Equity Opportunities Fund (the "Fund") seeks to provide consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.

--------------------------------------------
Net Assets as of February 28, 2007
--------------------------------------------

    $5.3 million

--------------------------------------------
 Portfolio Data as of February 28, 2007
--------------------------------------------

    The information below provides a snapshot of the Fund at the end of the reporting period. The Fund is actively managed and the composition of its portfolio will change over time.




                  --------------------------------------------
                    Top 5 Sectors as of 02/28/07 (%)*
                  --------------------------------------------
                  --------------------------------------------
                    Healthcare                          16.0
                  --------------------------------------------
                    Energy                              13.0
                  --------------------------------------------
                    Forest Products -- Containers       11.1
                  --------------------------------------------
                    Housing                             10.4
                  --------------------------------------------
                    Wireless Communications              9.4
                  --------------------------------------------



      --------------------------------------------------------------------
        Top 10 Holdings as of 02/28/07 (%)*
      --------------------------------------------------------------------
      --------------------------------------------------------------------
        Omnicare, Inc.                                               6.0
      --------------------------------------------------------------------
        Williams Cos., Inc.                                          5.5
      --------------------------------------------------------------------
        Reliant Energy, Inc.                                         5.5
      --------------------------------------------------------------------
        Kindred Healthcare, Inc.                                     5.1
      --------------------------------------------------------------------
        Dynegy, Inc., Class A                                        4.9
      --------------------------------------------------------------------
        Sprint Nextel Corp.                                          4.9
      --------------------------------------------------------------------
        Teva Pharmaceutical Industries Ltd. SP ADR                   4.8
      --------------------------------------------------------------------
        Louisiana -- Pacific Corp.                                   4.7
      --------------------------------------------------------------------
        ICO Global Communications Holding Ltd.                       4.5
      --------------------------------------------------------------------
        SLM Corp.                                                    4.5
      --------------------------------------------------------------------






*  Sectors and holdings are calculated as a percentage of net assets.

                                                          Semi-Annual Report | 1

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

                        A GUIDE TO UNDERSTANDING THE FUND'S FINANCIAL STATEMENTS


                INVESTMENT PORTFOLIO    The Investment Portfolio details all of
                                        the Fund's holdings and their market
                                        value as of the last day of the
                                        reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.



  STATEMENT OF ASSETS AND LIABILITIES   This statement details the Fund's
                                        assets, liabilities, net assets and
                                        share price for each share class as of
                                        the last day of the reporting period.
                                        Net assets are calculated by subtracting all the Fund's liabilities (including any unpaid expenses) from the total of the Fund's investment and non-investment assets. The net asset value for each class is calculated by dividing net assets by the number of shares outstanding in that class as of the last day of the reporting period.



              STATEMENT OF OPERATIONS   This statement reports income earned by
                                        the Fund and the expenses accrued by the Fund during the reporting period. The
                                        Statement of Operations also shows any
                                        net gain or loss the Fund realized on
                                        the sales of its holdings during the
                                        period as well as any unrealized gains
                                        or losses recognized over the period.
                                        The total of these results represents
                                        the Fund's net increase or decrease in
                                        net assets from operations.



   STATEMENT OF CHANGES IN NET ASSETS   This statement details how the Fund's
                                        net assets were affected by its
                                        operating results, distributions to
                                        shareholders and shareholder
                                        transactions (e.g., subscriptions,
                                        redemptions and dividend reinvestments)
                                        during the reporting period. The
                                        Statement of Changes in Net Assets also
                                        details changes in the number of shares
                                        outstanding.



                 FINANCIAL HIGHLIGHTS   The Financial Highlights demonstrate how
                                        the Fund's net asset value per share was affected by the Fund's operating results. The Financial Highlights also disclose the classes' performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).



        NOTES TO FINANCIAL STATEMENTS   These notes disclose the organizational
                                        background of the Fund, its significant
                                        accounting policies (including those
                                        surrounding security valuation, income
                                        recognition and distributions to
                                        shareholders), federal tax information,
                                        fees and compensation paid to affiliates and significant risks and contingencies.





2 | Semi-Annual Report

INVESTMENT PORTFOLIO (UNAUDITED)
--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND
---------------------------------------------------------------
      Shares                                     Value ($)
-------------------                              ---------

COMMON STOCKS - 82.2%

CHEMICALS - 4.5%
     11,629   Huntsman Corp. ...............          237,813
                                                   ----------
ENERGY - 13.0%
      1,800   Diamond Offshore Drilling, Inc.         140,076
     31,818   Dynegy, Inc., Class A (a).....          261,226
     10,900   Williams Cos., Inc. ..........          293,973
                                                   ----------
                                                      695,275
                                                   ----------
FINANCIAL - 4.5%
      5,650   SLM Corp. ....................          240,803
                                                   ----------
FOREST PRODUCTS - CONTAINERS - 11.1%
     36,219   Graphic Packaging Corp. (a)...          173,851
     12,200   Louisiana-Pacific Corp. ......          251,808
      6,875   Packaging Corp. of America ...          168,438
                                                   ----------
                                                      594,097
                                                   ----------
GAMING/LEISURE - 3.3%
      5,000   Wyndham Worldwide Corp. (a)...          176,000
                                                   ----------
HEALTHCARE - 16.0%
      8,239   Kindred Healthcare, Inc. (a)..          271,228
      7,763   Omnicare, Inc. ...............          322,475
      7,225   Teva Pharmaceutical Industries Ltd.,
                SP ADR .....................          256,921
                                                   ----------
                                                      850,624
                                                   ----------
HOUSING - 10.4%
      1,171   Alexandria Real Estate
                Equities, Inc., REIT .......          123,178
      1,039   Boston Properties, Inc., REIT.          124,784
        658   Maguire Properties, Inc., REIT           25,701
     11,250   ServiceMaster Co. ............          153,675
        868   SL Green Realty Corp., REIT...          126,606
                                                   ----------
                                                      553,944
                                                   ----------
SERVICE - 4.5%
      8,403   United Rentals, Inc. (a)......          240,158
                                                   ----------
UTILITIES - 5.5%
     17,186   Reliant Energy, Inc. (a)......          290,615
                                                   ----------
WIRELESS COMMUNICATIONS - 9.4%
     56,742   ICO Global Communications
                Holdings Ltd. (a)...........          241,153
     13,500   Sprint Nextel Corp. ..........          260,280
                                                   ----------
                                                      501,433
                                                   ----------
                Total Common Stocks
                  (Cost $4,329,413).........        4,380,762
                                                   ----------
TOTAL INVESTMENTS - 82.2% ..................        4,380,762
  (cost of $4,329,413) (b)                         ----------

OTHER ASSETS & LIABILITIES, NET - 17.8%.....          949,571
                                                   ----------
NET ASSETS - 100.0%.........................        5,330,333
                                                   ==========



Investment sold short outstanding as of February 28, 2007:

EQUITY SECURITY                       SHARES          VALUE
---------------------------------------------------------------
Fremont General Corp.                 12,500         $110,000
                                                   ----------
Total Investment sold short
(Proceeds $145,246)                                  $110,000
                                                   ==========

--------------
(a)      Non-income producing security.
(b) Cost for U.S. federal income tax purposes is $4,329,413.

REIT     Real Estate Investment Trust
SP ADR   Sponsored American Depositary Receipt





                             See accompanying Notes to Financial Statements. | 3

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
FEBRUARY 28, 2007 (UNAUDITED)                 HIGHLAND EQUITY OPPORTUNITIES FUND

                                                                                                              ($)
----------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at value (Cost $4,329,413)...........................................................        4,380,762
   Cash..............................................................................................        1,205,335
   Restricted cash (Note 2)..........................................................................          209,715
   Receivable for:
      Investments sold...............................................................................          145,246
      Fund shares sold...............................................................................           25,000
      Dividend and interest receivable...............................................................           19,754
      Receivable from investment adviser (Note 4)....................................................           12,871
   Prepaid offering cost (Note 2)....................................................................           50,579
                                                                                                       ---------------
         Total assets................................................................................        6,049,262
                                                                                                       ---------------

LIABILITIES:
   Securities sold short, at value (Proceeds $145,246)...............................................          110,000
   Payable for:
      Payable for investments purchased..............................................................          559,331
      Trustees' fees (Note 4)........................................................................            6,381
      Service and distribution fees (Note 4).........................................................              191
      Accrued expenses and other liabilities.........................................................           43,026
                                                                                                       ---------------
         Total liabilities...........................................................................          718,929
                                                                                                       ---------------
NET ASSETS...........................................................................................        5,330,333
                                                                                                       ===============

COMPOSITION OF NET ASSETS:
   Par value (Note 1)................................................................................              522
   Paid-in capital...................................................................................        5,225,291
   Undistributed net investment income...............................................................           17,686
   Accumulated net realized gain/(loss) from investments.............................................              239
   Net unrealized appreciation/(depreciation) on investments and short positions.....................           86,595
                                                                                                       ---------------
NET ASSETS...........................................................................................        5,330,333
                                                                                                       ===============

CLASS A
   Net assets........................................................................................          220,002
   Shares outstanding (unlimited authorization)......................................................           21,559
   Net asset value per share (Net assets/shares outstanding).........................................            10.20(a)
   Maximum offering price per share (100/94.50 of $10.20)............................................            10.79(b)

CLASS C
   Net assets........................................................................................          211,781
   Shares outstanding (unlimited authorization)......................................................           20,755
   Net asset value and offering price per share (Net assets/shares outstanding)......................            10.20(a)

CLASS Z
   Net assets........................................................................................        4,898,550
   Shares outstanding (unlimited authorization)......................................................          479,980
   Net asset value and offering price per share (Net assets/shares outstanding)......................            10.21

----------------------------------------------------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)  On sales of $1,000,000 or more, there is no offering price.





4 | See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED)                                              HIGHLAND EQUITY OPPORTUNITIES FUND
                                                                                                              ($)
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends.........................................................................................           49,460
                                                                                                        --------------
         Total investment income.....................................................................           49,460
                                                                                                        --------------
EXPENSES:
   Investment advisory fee (Note 4)..................................................................           27,116
   Administration fee (Note 4).......................................................................            2,410
   Accounting service fee (Note 4)...................................................................            3,683
   Distribution fee (Note 4)
         Class A.....................................................................................               31
         Class C.....................................................................................              248
   Service fee (Note 4)
         Class A.....................................................................................               79
         Class C.....................................................................................               83
   Transfer agent fee................................................................................           16,941
   Professional fees.................................................................................           14,642
   Trustees' fees....................................................................................            9,425
   Custodian fees....................................................................................              412
   Registration fees.................................................................................            6,750
   Offering cost (Note 2)............................................................................           14,753
   Reports to shareholders...........................................................................            2,921
   Other expense.....................................................................................            4,713
                                                                                                        --------------
         Total expenses..............................................................................          104,207
                                                                                                        --------------
   Fees and expenses waived or reimbursed by investment adviser (Note 4).............................          (72,433)
                                                                                                        --------------
         Net expenses................................................................................           31,774
                                                                                                        --------------
         Net investment income.......................................................................           17,686
                                                                                                        --------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Net realized gain/(loss) on investments...........................................................              239
   Net change in unrealized appreciation/(depreciation) on investments...............................           51,349
   Net change in unrealized appreciation/(depreciation) on short positions...........................           35,246
                                                                                                        --------------
         Net realized and unrealized gain/(loss) on investments......................................           86,834
                                                                                                        --------------
         Net increase in net assets from operations..................................................          104,520
                                                                                                        --------------

----------------------------------------------------
(a) Highland Equity Opportunities Fund commenced investment operations on December 5, 2006.





                             See accompanying Notes to Financial Statements. | 5

STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
                                                                                     HIGHLAND EQUITY OPPORTUNITIES FUND
                                                                                 ----------------
                                                                                     Period
                                                                                      Ended
                                                                                   February 28,
                                                                                   2007 (a) ($)
                                                                                 ----------------

INCREASE IN NET ASSETS:

FROM OPERATIONS:
Net investment income..........................................................           17,686
Net realized gain/(loss) on investments........................................              239
Net change in unrealized appreciation/(depreciation) on investments and short
   positions...................................................................           86,595
                                                                                 ---------------
   Net increase in net assets from operations..................................          104,520
                                                                                 ---------------

SHARE TRANSACTIONS
Class A
   Subscriptions...............................................................          216,562
                                                                                 ---------------
   Net increase................................................................          216,562
Class C
   Subscriptions...............................................................          207,451
                                                                                 ---------------
   Net increase................................................................          207,451
Class Z
   Subscriptions...............................................................        4,701,800
                                                                                 ---------------
   Net increase................................................................        4,701,800
                                                                                 ---------------
   Net increase from share transactions........................................        5,125,813
                                                                                 ---------------
   Total increase in net assets................................................        5,230,333
                                                                                 ---------------

NET ASSETS
Beginning of period............................................................          100,000(b)
                                                                                 ---------------
End of period (including undistributed net investment income of $17,686).......        5,330,333
                                                                                 ===============

CHANGES IN SHARES
Class A
   Subscriptions...............................................................           21,459
                                                                                 ---------------
   Net increase................................................................           21,459
Class C
   Subscriptions...............................................................           20,655
                                                                                 ---------------
   Net increase................................................................           20,655
Class Z
   Subscriptions...............................................................          470,180
                                                                                 ---------------
   Net increase................................................................          470,180

----------------------------------------------------
(a) Highland Equity Opportunities Fund commenced investment operations on December 5, 2006.
(b) Represents initial seed money.





6 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                              HIGHLAND EQUITY OPPORTUNITIES FUND

Selected data for a share outstanding throughout each period is as follows:
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                             For the Period
                                                                                                            Ended 02/28/07(a)
Class A Shares                                                                                                 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $    10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                                                                           0.03
  Net realized and unrealized gain(b)                                                                                0.17
                                                                                                               ----------
     Total from investment operations                                                                                0.20
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                 $    10.20
Total return(c)                                                                                                      2.00%(d)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                           $      220
Total expenses                                                                                                       8.96%
Net expenses(e)                                                                                                      2.95%
Waiver/reimbursement                                                                                                 6.01%
Net investment income                                                                                                1.15%
Portfolio turnover rate                                                                                              1.14%(d)

----------------------------------------------------
(a) Highland Equity Opportunities Fund commenced operations on December 5, 2006.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return is at net asset value assuming all distributions reinvested and no initial sales charge or CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Net expense ratio has been calculated after applying any waiver/reimbursement.




--------------------------------------------------------------------------------
                             See accompanying Notes to Financial Statements. | 7

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                              HIGHLAND EQUITY OPPORTUNITIES FUND

Selected data for a share outstanding throughout each period is as follows:
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                             For the Period
                                                                                                            Ended 02/28/07(a)
Class C Shares                                                                                                 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $    10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                                                                           0.01
  Net realized and unrealized gain (b)                                                                               0.19
                                                                                                               ----------
     Total from investment operations                                                                                0.20
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                 $    10.20
Total return(c)                                                                                                      2.00%(d)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                           $      212
Total expenses                                                                                                       9.61%
Net expenses(e)                                                                                                      3.60%
Waiver/reimbursement                                                                                                 6.01%
Net investment income                                                                                                0.50%
Portfolio turnover rate                                                                                              1.14%(d)

----------------------------------------------------
(a) Highland Equity Opportunities Fund commenced operations on December 5, 2006.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return is at net asset value assuming all distributions reinvested and no CDSC. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Net expense ratio has been calculated after applying any waiver/reimbursement.




--------------------------------------------------------------------------------
8 | See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                              HIGHLAND EQUITY OPPORTUNITIES FUND

Selected data for a share outstanding throughout each period is as follows:
-----------------------------------------------------------------------------------------------------------------------------


                                                                                                             For the Period
                                                                                                            Ended 02/28/07(a)
Class Z Shares                                                                                                 (unaudited)
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                                           $    10.00
-----------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income(b)                                                                                           0.04
  Net realized and unrealized gain (b)                                                                               0.17
                                                                                                               ----------
     Total from investment operations                                                                                0.21
-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                                                 $    10.21
Total return(c)                                                                                                      2.00%(d)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                                                                           $    4,899
Total expenses                                                                                                       8.61%
Net expenses(e)                                                                                                      2.60%
Waiver/reimbursement                                                                                                 6.01%
Net investment income                                                                                                1.50%
Portfolio turnover rate                                                                                              1.14%(d)

----------------------------------------------------
(a) Highland Equity Opportunities Fund commenced operations on December 5, 2006.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return is at net asset value assuming all distributions reinvested. Had the Fund's investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Net expense ratio has been calculated after applying any waiver/reimbursement.





--------------------------------------------------------------------------------
                             See accompanying Notes to Financial Statements. | 9

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

NOTE 1. ORGANIZATION
Highland Equity Opportunities Fund (the "Fund") is a non-diversified, open-end management investment company. The Fund is a series of Highland Funds I (the "Trust"), a Delaware statutory trust formed on February 28, 2006.


INVESTMENT GOAL
The Fund seeks to provide consistent, above-average total returns primarily through capital appreciation, while also attempting to preserve capital and mitigate risk through hedging activities.


FUND SHARES
The Fund may issue an unlimited number of shares of beneficial interest with a par value of $0.001 and continuously offers three classes of shares: Class A, Class C and Class Z. Certain share classes have their own sales charge and bear class specific expenses, which include distribution fees and service fees.

Class A Shares are subject to a maximum front-end sales charge of 5.50% based on the amount of initial investment. Class A Shares purchased without an initial sales charge by accounts aggregating $1 million or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") on shares sold within eighteen months of purchase. Class C Shares are subject to a maximum CDSC of 1.00% on shares sold within the first year of purchase. Please read the Fund's Class A and C Shares prospectus for additional details on these CDSCs. Class Z Shares are not subject to a sales charge and are offered to certain institutional and eligible investors as described in the Fund's Class Z Shares prospectus.


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.


SECURITY VALUATION
The value of the Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Fund uses those quotations for pricing. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices from principal market makers. Securities without a sale price or bid and ask quotations on the valuation day will be priced by an independent pricing service. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Fund's net asset value), such securities are valued at their fair value, as determined by the Fund's investment adviser, Highland Capital Management, L.P. ("Highland" or the "Investment Adviser"), in good faith in accordance with procedures established by the Fund's Board of Trustees. In these cases, the Fund's net asset value will reflect the affected portfolio securities' value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security's most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Fund's valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost.


SECURITY TRANSACTIONS
Security transactions are accounted for on the trade date. Cost and gains (losses) are determined based upon the specific identification method for both financial statement and federal income tax purposes.


SHORT SELLING
A short sale is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund makes a short sale, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Cash held as collateral for short sales is classified as restricted cash on the Statement of Assets and Liabilities.


INCOME RECOGNITION
Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

10 | Semi-Annual Report

--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

DETERMINATION OF CLASS NET ASSET VALUES
All income, expenses (other than distribution fees and service fees, which are class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of shares of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.


FEDERAL INCOME TAX STATUS
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and will distribute substantially all of its taxable income and gains, if any, for its tax year, and as such will not be subject to federal income taxes.


DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income and capital gain distributions, if any, are distributed at least annually.


OFFERING COSTS
Certain costs incurred in connection with the Fun's initial public offering have been capitalized and are being amortized on a straight-line basis over one year, beginning on the commencement of operations of the Fund. All such costs are expensed on the Statement of Operations.


ADDITIONAL ACCOUNTING STANDARDS
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and implementation of FIN 48 for net asset value calculations is required beginning on August 31, 2007.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157") was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

At this time, Highland is evaluating the implications of FIN 48 and SFAS 157, and their impact on the financial statements have not yet been determined.


NOTE 3. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period.

Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Unrealized appreciation and depreciation at February 28, 2007, based on cost of investments for federal income tax purposes was:

  Unrealized appreciation                      $    129,464
  Unrealized depreciation                           (78,115)
                                               ------------
     Net unrealized appreciation               $     51,349
                                               ============


NOTE 4. ADVISORY, ADMINISTRATION, SERVICE AND DISTRIBUTION, TRUSTEE, AND OTHER FEES


INVESTMENT ADVISORY FEE
Highland Capital Management, L.P. is the investment adviser to the Fund. For its services, Highland receives from the Fund a monthly investment advisory fee, computed and accrued daily, at the annual rate of 2.25% of the Fund's average daily managed assets.

Average daily managed assets of the Fund means the average daily value of the total assets of the Fund less all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowing constituting financial leverage).


ADMINISTRATION FEES
Highland provides administrative services to the Fund for a monthly administration fee, computed and accrued daily, at the annual rate of 0.20% of the Fund's average daily managed net assets. Under a separate sub-administration agree-


                                                         Semi-Annual Report | 11

--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

ment, Highland has delegated certain administrative functions to PFPC Inc., which is payable by Highland.


SERVICE AND DISTRIBUTION FEES
PFPC Distributors, Inc. (the "Distributor") serves as the principal underwriter and distributor of the Fund's shares. The Distributor receives the CDSC imposed on certain redemptions of Class A and Class C Shares. For the period ended February 28, 2007, there were no redemptions so the Distributor received no CDSC on Class A and Class C Shares.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") which requires the payment of a monthly service fee to the Distributor at an annual rate of 0.25% of the average daily net assets attributable to Class A and Class C Shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at an annual rate of 0.10% of the average daily net assets attributable to Class A Shares and 0.75% of the average daily net assets attributable to Class C Shares.

The CDSC and the fees received from the Plan are used principally as repayment for amounts paid by the Distributor to dealers who sold such shares.


EXPENSE LIMITS AND FEE REIMBURSEMENTS
Highland has agreed to waive its advisory and/or administration fees and/or reimburse the Fund for certain expenses (exclusive of distribution and service fees, brokerage commissions, short sale dividend and interest expense, taxes and extraordinary expenses, if any) so that such annual expenses will not exceed 2.60% of the average daily managed assets for each of Class A, C and Z Shares for the Funds' first 12 months of operations. Additionally, effective upon the commencement of the Fund's operations on December 5, 2006, Highland voluntarily has agreed to waive 100% of its advisory fee. After 12 months this agreement may be terminated at any time by Highland upon 14 days' written notice to investors.


FEES PAID TO OFFICERS AND TRUSTEES
The Fund pays no compensation to its one interested Trustee or any of its other officers, all of whom are employees of Highland.

The Fund pays Trustees who are not interested persons (as defined in the Investment Company Act of 1940, as amended) each an annual retainer of $10,000 for services provided as Trustees of the Fund.


NOTE 5. REDEMPTION FEES
The Fund imposes a 2.00% redemption fee on all Class A, Class C and Class Z Shares that are redeemed or exchanged within two months or less after date of purchase. The fee is calculated based on the share's aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The redemption fee is not a sales charge and is retained by the Fund. As of February 28, 2007, no redemption fees had been charged for Class A, Class C and Class Z Shares.


NOTE 6. PORTFOLIO INFORMATION
For the period ended February 28, 2007, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $4,355,323 and $26,148, respectively.


NOTE 7. DISCLOSURE OF SIGNIFICANT RISKS AND CONTINGENCIES


NON-DIVERSIFICATION
Due to the nature of the Fund's investment strategy and its non-diversified status, it is possible that a material amount of the Fund's assets could be invested in the securities of only a few companies. Investing a significant portion of the Fund's assets in any one issuer would subject the Fund to a greater degree of risk with respect to the failure of one or a few issuers.


HEDGING TRANSACTIONS
The term "hedging" refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment. Specific strategies for reducing or "hedging" market exposure include buying put options on individual stocks or market indices, writing covered call option on stocks that the Fund owns or call options on market indices and establishing short futures positions on one or more market indices correlated with the Fund's portfolio. Hedging strategies are intended to limit or reduce investment risk, but may also be expected to limit or reduce the potential for profit. No assurance can be given that any particular hedging strategy will be successful.


SHORT SELLING
Short sales of the Fund that are not made "against-the-box" (that is, when the Fund has an offsetting long position in the asset that it is selling short) theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Fund to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order



12 | Semi-Annual Report

--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.


LEVERAGE
The Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Fund purchases securities with borrowed funds, its net assets will tend to increase or decrease at a greater rate that if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Fund's use of leverage would result in a lower rate of return that if the Fund were not leveraged.





                                                         Semi-Annual Report | 13

ADDITIONAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Fund has retained Highland to manage its assets pursuant to an Investment Advisory Agreement which was approved by the Fund's Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund (the "Independent Trustees"). Following an initial term of two years, the Investment Advisory Agreement continues in effect from year-to-year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the Fund, or by the Board of Trustees, and, in either event, by a majority of the Independent Trustees of the Fund casting votes in person at a meeting called for such purpose.

At a meeting held on March 3, 2006, the Board considered and approved the Investment Advisory Agreement, to be effective upon commencement of operations of the Fund. Prior to the meeting, the Independent Trustees had requested detailed information from Highland which included: (1) information confirming the financial soundness of Highland; (2) information on the advisory per sonnel of Highland, including compensation arrangements; (3) information on the internal compliance procedures of Highland; (4) comparative information showing how the Fund's proposed fee schedule and anticipated operating expenses compare to (i) other registered funds that follow investment strategies similar to those of the Fund; and (ii) other private and registered pooled investment vehicles or accounts managed by Highland, as well as the performance of such vehicles and accounts; (5) information regarding brokerage and portfolio transactions; and
(6) information on any legal proceedings or regulatory audits or investigations affecting Highland. In connection with its deliberations at this meeting, the Board consulted with independent counsel and counsel to the Fund and considered information and factors that it believed were relevant to the interests of the Fund's shareholders, including the following:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES TO BE PROVIDED BY HIGHLAND

The Independent Trustees considered the portfolio management services to be provided by Highland and the activities related to portfolio management, including use of technology, research capabilities, and investment management staff. They discussed the experience and qualifications of the personnel who will be providing advisory services, including the background and experience of the members of the portfolio management team. The Independent Trustees reviewed the management structure, assets under management and investment philosophy and process of Highland. They also reviewed and discussed Highland's compliance policies and procedures. The Independent Trustees concluded that Highland had the quality and depth of personnel and investment methods essential to performing its duties under the Investment Advisory Agreement, and that the nature and the proposed cost of such advisory services are satisfactory.

THE INVESTMENT PERFORMANCE OF OTHER FUNDS MANAGED BY HIGHLAND

The Independent Trustees reviewed the performance of Highland for accounts or funds that have similar investment objectives and size. The Independent Trustees were satisfied with Highland's overall performance record.

THE COSTS OF THE SERVICES TO BE PROVIDED BY HIGHLAND AND THE PROFITS TO BE REALIZED BY HIGHLAND AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

The Independent Trustees also gave substantial consideration to the fees payable under the Investment Advisory Agreement, including: (1) the basis points to be paid to Highland; (2) the anticipated expenses Highland would incur in providing advisory services; (3) so-called "fallout benefits" to Highland, such as any incremental increase to its reputation to be derived from serving as Adviser, to the Fund; and (4) a comparison of the fees payable to Highland under the Investment Advisory Agreement to fees paid to Highland by other funds and to investment advisers serving other investment companies with similar investment programs to that of the Fund. After such review, the Independent Trustees determined that the anticipated profitability rate to Highland with respect to the Investment Advisory Agreement was fair and reasonable.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS AND WHETHER FEE LEVELS REFLECT THESE ECONOMIES OF SCALE FOR THE BENEFIT OF SHAREHOLDERS

The Independent Trustees considered the effective fees under the Investment Advisory Agreement, as a percentage of assets at different asset levels, and possible economies of scale to Highland. They considered the anticipated asset levels of the Fund, the information provided by Highland relating to estimated costs, and information comparing the fee rates to be charged by Highland with fee rates charged by other unaffiliated investment managers to their clients. The Independent Trustees concluded that the fee structure is reasonable and appropriately would result in a sharing of economies of scale for the near future in view of the information provided by Highland.

Following a further discussion by the full Board of the factors above and the merits of the Investment Advisory Agreement and its various provisions, it was noted that in considering the Fund's Investment Advisory Agreement, no single factor was determinative to the decision of the Board. Rather, after weighing all of the factors and reasons discussed above, the Board determined that the terms of the advisory arrangement, including the advisory fees to be paid to Highland under the Investment Advisory Agreement, are fair and reasonable to the Fund in light of the services that Highland is expected to provide, the expected costs and reasonably foreseeable Fund asset levels.

14 | Semi-Annual Report

--------------------------------------------------------------------------------
FEBRUARY 28, 2007                             HIGHLAND EQUITY OPPORTUNITIES FUND

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average daily net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission (the "Commission") requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads) and redemption fees, which are described in the Fund's prospectus. If these costs were applied to your account, your costs would be higher.

                  BEGINNING       ENDING                   NET
                   ACCOUNT       ACCOUNT       NET      EXPENSES
                   VALUE AT      VALUE AT    EXPENSE   PAID DURING
                   12/05/06      02/28/07   RATIO (1)  PERIOD (2)
---------------------------------------------------------------------
ACTUAL FUND RETURN
  Class A           $1,000      $1,020.00     2.95%       $7.02
  Class C            1,000       1,020.00     3.60%        8.57
  Class Z            1,000       1,020.00     2.60%        6.19

HYPOTHETICAL 5% RETURN
  Class A           $1,000      $1,010.17     2.95%      $14.70
  Class C            1,000       1,006.94     3.60%       17.91
  Class Z            1,000       1,011.90     2.60%       12.97

(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the partial half-year for the actual fund return and the most recent fiscal half-year for the hypothetical 5% return, then divided by 365.








                                                         Semi-Annual Report | 15

IMPORTANT INFORMATION ABOUT THIS REPORT
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Highland Capital Management, L.P.
13455 Noel Road, Suite 800
Dallas, TX 75240

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Rose Avenue, Suite 1800
Dallas, TX 75201

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Philadelphia, PA 19153

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

This report has been prepared for shareholders of Highland Equity Opportunities Fund.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities, and the Fund's proxy voting record for the most recent 12-month period ended June 30, are available
(i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Commission's website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and also may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Statement of Additional Information includes additional information about the Fund's Trustees and is available upon request without charge by calling 1-877-665-1287.





16 | Semi-Annual Report

  Highland Equity Opportunities Fund    Semi-Annual Report - February 28, 2007


                                 [LOGO OMITTED]
                                 HIGHLAND FUNDS
                                   managed by
                        Highland Capital Management, L.P.






  www.highlandfunds.com                                     HLC-EOF SEMI-02/07

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) HIGHLAND FUNDS I

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES D. DONDERO
                         -------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (principal executive officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ M. JASON BLACKBURN
                         -------------------------------------------------------
                          M. Jason Blackburn,  Chief Financial Officer
                          (principal financial officer)

Date  APRIL 25, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.